Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep 30, 2011
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	Data Storage Corp
Entity Central Index Key	0001419951
Document Fiscal Year Focus	2011
Document Type	S-1

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 127,454	$ 50,395
Accounts receivable (less allowance for doubtful accounts of $35,000 in 2011 and $17,000 in 2010)	335,026	387,697
Deferred Compensation	17,562	17,562
Prepaid Expenses and other current assets	207,642	63,215
Total Current Assets	687,684	518,869
Property and Equipment:
Property and equipment	2,583,332	2,031,771
Less—Accumulated depreciation	(1,556,140)	(1,200,448)
Net Property and Equipment	1,027,192	831,323
Other Assets:
Goodwill	2,201,828	2,201,828
Deferred compensation	8,386	44,176
Other assets	12,059	18,652
Intangible Assets, net	1,008,637	1,169,404
Employee loan	23,451	23,000
Total Other Assets	3,254,361	3,457,060
Total Assets	4,969,237	4,807,252
Current Liabilities:
Accounts payable and accrued expenses	1,180,356	1,070,036
Credit line payable	100,292	99,970
Due to related party	66,218	52,718
Dividend Payable	150,000	125,000
Deferred revenue	673,782	461,724
Leases payable	481,628	325,934
Loans payable	138,678	122,251
Contingent consideration in SafeData acquisition	0	805,087
Total Current Liabilities	2,790,954	3,062,720
Deferred rental obligation	22,795	26,064
Due to officer	614,628	614,628
Loan payable long term	35,543	151,491
Leases payable long term	308,665	115,533
Convertible debt	36,620	18,928
Convertible debt – related parties	439,459	227,138
Total Long Term Liabilities	1,457,710	1,153,782
Total Liabilities	4,248,664	4,216,502
Commitments and contingencies	0	0
Stockholders’ Equity:
Preferred Stock, $.001 par value; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each period	1,402	1,402
Common stock, par value $0.001; 250,000,000 shares authorized; 22,572,410 and 17,127,541 shares issued and outstanding, respectively	22,572	17,861
Additional paid in capital	9,011,552	7,313,844
Accumulated deficit	(8,314,953)	(6,742,357)
Total Stockholders' Equity	720,573	590,750
Total Liabilities and Stockholders' Equity	$ 4,969,237	$ 4,807,252

Consolidated Balance Sheets Parenthetical (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accounts receivable less allowance for doubtfulaccounts	$ 35,000	$ 17,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	1,401,786	1,401,786
Preferred Stock, shares outstanding	1,401,786	1,401,786
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	22,572,410	17,127,541
Common stock, shares outstanding	22,572,410	17,127,541

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Sales	$ 1,088,944	$ 886,372	$ 2,860,058	$ 1,643,597
Cost of sales	694,786	446,991	1,877,706	956,070
Gross Profit	394,158	439,381	982,352	687,527
Selling, general and administrative	1,015,861	616,305	2,262,939	1,309,579
Loss from Operations	(621,703)	(176,924)	(1,280,587)	(622,052)
Other Income (Expense)
Gain on settlement of contingent consideration	176,497	0	176,497	0
Interest income	192	0	2,223	0
Amortization of Debt Discount	(76,671)	0	(230,013)	0
Interest expense	(77,595)	(97,634)	(203,215)	(117,345)
Total Other (Expense)	22,423	(97,634)	(254,508)	(117,345)
Loss before provision for income taxes	(599,280)	(274,558)	(1,535,095)	(739,397)
Provision for income taxes	0	0	0	0
Net Loss	(599,280)	(274,558)	(1,535,095)	(739,397)
Preferred Stock Dividend	(12,500)	(12,500)	(37,500)	(37,500)
Net Loss Available to Common Shareholders	$ (611,780)	$ (287,058)	$ (1,572,595)	$ (776,897)
Loss per Share – Basic and Diluted	$ (0.03)	$ (0.02)	$ (0.08)	$ (0.05)
Weighted Average Number of Shares - Basic and Diluted	22,505,475	17,127,539	20,867,185	15,085,524

Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net Loss	$ (1,535,095)	$ (739,397)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	516,459	246,706
Amortization of debt discount	230,014	89,450
Non cash interest expense	67,923	0
Deferred compensation	35,790	98,839
Allowance for doubtful accounts	18,000	(9,742)
Stock based compensation	52,420	10,446
Gain on settlement of contingent consideration	(176,495)	0
Changes in Assets and Liabilities:
Accounts receivable	34,671	(45,181)
Other Assets	(31,524)	5,880
Prepaid Expenses and other current assets	(106,761)	(1,317)
Accounts payable and accrued expenses	268,653	318,681
Deferred revenue	212,061	(114,655)
Deferred rent	(3,270)	(1,668)
Due to Related Party	13,500	13,500
Net Cash Used in Operating Activities	(403,654)	(128,458)
Cash Flows from Investing Activities:
Cash paid for equipment	(54,983)	(37,237)
Acquisition of SafeData, LLC net assets	0	(1,229,954)
Net Cash Used in Investing Activities	(54,983)	(1,267,191)
Cash Flows from Financing Activities:
Proceeds from the issuance of common stock	1,500,000	300,000
Issuance of convertible debt	0	1,000,000
Repayments of capital lease obligations	(290,952)	(131,243)
Repayments of loan obligations	(673,674)	0
Advances from (payments on) credit line	322	(7,500)
Advances from shareholder	0	235,603
Net Cash Provided by Financing Activities	535,696	1,396,860
Increase in Cash and Cash Equivalents	77,059	1,210
Cash and Cash Equivalents, Beginning of Period	50,395	28,160
Cash and Cash Equivalents, End of Period	127,454	29,370
Cash paid for interest	7,820	15,630
Cash paid for income taxes	0	0
Non cash investing and financing activity
Issuance of capital stock in connection with acquisition of SafeData, LLC	150,000	850,000
Fixed assets acquired under capital leases	$ 496,578	$ 0

Basis of Presentation, Organization and Other Matters	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1 - Basis of presentation, organization and other matters

Data Storage Corporation, (the “Company”) provides Hybrid Cloud solutions and services as the result of several transactions: a share exchange with Euro Trend Inc. incorporated on March 27, 2007 under the laws of the State of Nevada; Ownership of DSC incorporated in 2001; and an Asset Acquisition from SafeData LLC in 2010. On October 20, 2008 we completed a Share Exchange Agreement whereby we acquired all of the outstanding capital stock and ownership interests of Data Storage Corporation. In exchange we issued 13,357,143 shares of our common stock to the Data Storage Corporation’s Shareholders, a Cloud Storage and SaaS organization, providing services for Disaster Recovery. This transaction was accounted for as a reverse merger for accounting purposes. Accordingly, Data Storage Corporation, the accounting acquirer, is regarded as the predecessor entity. On June 17, 2010 we entered into an Asset Purchase Agreement with SafeData, a provider of Cloud Storage and Cloud Computing mostly to IBM’s Mid-Range Equipment users, namely, AS400 and iSeries users under which we acquired all right, title and interest in the end user customer base of SafeData and all related current and fixed assets and contracts including the transfer of all of SafeData’s current liabilities arising out of the business or the assets acquired. Pursuant to the Agreement, we paid an aggregate purchase price equal to $3,000,000. Giving effect to certain holdback and contingency clauses as defined in the agreement, we paid $1,229,952 in cash and $850,000 in shares of our common stock as well as assumption of SafeData Accounts Payable and Receivables.

Data Storage Corporation was incorporated in Delaware on August 29, 2001. Data Storage Corporation is a provider of data backup services.  The Company specializes in secure disk-to-disk data backup and restoration solutions for disaster recovery, business continuity, and regulatory compliance.

Data Storage Corporation (DSC) is a provider of Hybrid Cloud solutions on a subscription basis in the USA and Canada and Professional Services focusing on data protection and business continuity that assist organizations in protecting their data, minimize downtime, ensure regulatory compliance and recover and restore data within their objectives.  Through our three data centers and by leveraging leading technologies, DSC delivers and supports a broad range of premium solutions for both Windows and IBM environments that assist clients save time and money, gain more control of and better access to data and enable the highest level of security for that data.

Data Storage Corporation derives its revenues from the sale and subscription of services and solutions that provide businesses protection of critical electronic data. The company’s solutions include: offsite data protection and recovery services, High Availability (HA) replication services, email compliance solutions for e-discovery, continuous data protection, data de-duplication, virtualized system recovery and telecom recovery services. The Company has equipment in three Technical Centers: Westbury, New York; Boston, MA and Warwick, RI.

Condensed Consolidated Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair statement of the results of operations have been included. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results of operations for the full year. When reading the financial information contained in this Quarterly Report, reference should be made to the financial statements, schedule and notes contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2010

Liquidity

The financial statements have been prepared using accounting principles generally accepted in the United States of America applicable for a going concern, which assumes that the Company will realize its assets and discharge its liabilities in the ordinary course of business. For the nine months ended September 30, 2011, the Company has generated revenues of $2,860,058 but has incurred a net loss of $1,535,095. Its ability to continue as a going concern is dependent upon achieving sales growth, reduction of operation expenses and ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations. The Company has been funded by the CEO and largest shareholder since inception as well as several Directors. It is the intention of Charles Piluso to continue to fund the Company on an as needed basis.

Stock Based Compensation

The Company follows the requirements of FASB ASC 718-10-10, Share Based Payments with regard to stock-based compensation issued to employees.  The Company has various employment agreements and consulting arrangements that call for stock to be awarded to the employees and consultants at various times as compensation and periodic bonuses. The expense for this stock based compensation is equal to the fair value of the stock price on the day the stock was awarded multiplied by the number of shares awarded.

Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) 2011-04, "Fair Value Measurement (Topic 820) Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs."  ASU No. 2011-04 is intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, by ensuring that fair value has the same meaning in U.S. GAAP and IFRSs and that their respective disclosure requirements are the same except for inconsequential differences in wording and style.  The amendments in ASU No 2011-04 apply to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's shareholders' equity in the financial statements.  Some of the disclosures required by ASU No. 2011-04 are not required for nonpublic entities.  These amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.   For many of the requirements, the Board does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820.  Some of the amendments clarify the Board's intent about the application of existing fair value measurement requirements.  Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  The adoption of ASU 2011-04 did not have a material impact on the Company's results of operations or financial condition.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this ASU affect any public entity as defined by ASC Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of ASU 2010-29 did not have a material impact on the Company’s results of operations or financial

Management does not believe there would have been a material effect on the accompanying financial statements had any other recently issued, but not yet effective, accounting standards been adopted in the current period.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary, Data Storage Corporation, a Delaware Corporation.  All significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Estimated Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts receivable, accounts payable, line of credit and due to related parties. Management believes the estimated fair value of these accounts at September 30, 2011 approximate their carrying value as reflected in the balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments. The carrying values of certain of the Company’s notes payable and capital lease obligations approximate their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.  It is not practical to estimate the fair value of certain notes payable, the convertible debt and the liability for contingent compensation from acquisition. In order to do so, it would be necessary to obtain an independent valuation of these unique instruments. The cost of that valuation would not be justified in light of the circumstances.

Goodwill and Other Intangibles

Goodwill is not subject to amortization and is tested for impairment annually and whenever events or changes in circumstances indicate that impairment may have occurred. Intangible assets were evaluated to determine if they are finite or indefinite-lived. The intangible assets that are finite lived are amortized over the useful life of the asset. Indefinite-lived intangible assets are also tested for impairment annually and whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Revenue Recognition

The Company’s revenues consist principally of cloud storage and cloud computing revenues, SaaS and IaaS. Storage revenues consist of monthly charges related to the storage of materials or data (generally on a per unit basis).  Sales are generally recorded in the month the service is provided.  For customers who are billed on an annual basis, deferred revenue is recorded and amortized over the life of the contract. Set up fees charged in connection with storage contracts are deferred and recognized on a straight line basis over the life of the contract.

Net Income (Loss) per Common Share

In accordance with FASB ASC 260-10-5 Earnings Per Share, basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) adjusted for income or loss that would result from the assumed conversion of potential common shares from contracts that may be settled in stock by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. The inclusion of the potential common shares to be issued has an anti-dilutive effect on diluted loss per share and therefore are not included in the calculation. Potentially dilutive securities at September 30, 2011 include 3,670,169 options and 3,225,865 warrants.

Concentrations

For the nine months ended September 30, 2011 the company had one customer that represented approximately 9.3% of sales and for the nine months ended September 30, 2010, had two customers that represented approximately 26.4% of sales.

Property and Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3 – Property and Equipment

Property and equipment, at cost, consist of the following:

	September 30,	December 31,
	2011	2010
Storage equipment	$2,111,633	$1,613,259
Website and software	175,434	169,833
Furniture and fixtures	22,837	22,837
Computer hardware and software	86,183	84,592
Data Center	187,245	141,250
	2,583,332	2,031,771
Less: Accumulated depreciation	1,556,140	1,200,448
Net property and equipment	$1,027,192	$831,323

Depreciation expense for the nine months ended September 30, 2011 and 2010 was $355,692 and $73,376, respectively.

Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Note 4 – Goodwill and Intangible Assets

Goodwill and Intangible assets consisted of the following:

	Estimated life in years	September 30, 2011
		Gross amount	Accumulated Amortization

Goodwill	Indefinite	$2,201,828	$-

Intangible assets not subject to amortization
Trademarks	Indefinite	279,268	-
Intangible assets subject to amortization
Customer list	5	854,178	302,305
Non-compete agreements	4	262,147	84,651

Total Intangible Assets		1,395,593	386,956

Total Goodwill and Intangible Assets		$3,597,421	$386,956

Scheduled amortization over the next five years as follows:

Twelve month periods ending September 30,
2012		$214,356
2013		214,356
2014		214,356
2015		86,301
	Total	$729,369

Amortization expense for the nine months ended September 30, 2011 and 2010 was $160,767 and $62,521, respectively.

Capital Lease Obligations	9 Months Ended
Sep. 30, 2011
Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 5 – Capital lease obligations

The Company acquired capital leases in the acquisition of Safe Data. The economic substance of the leases is that the Company is financing the acquisitions through the leases and accordingly, they are recorded in the Company’s assets and liabilities. The leases are payable to Systems Trading, Inc and IBM with combined monthly installments of $42,577 through various dates in 2011, 2012 and 2013. The leases are secured with the computer equipment. Interest rates on capitalized leases vary from 6%-8% and are imputed based on the lower of the Company’s incremental borrowing rate at the inception of each lease or the lessor’s implicit rate of return.

Future minimum lease payments under the capital leases are as follows:

As of September 30, 2011	$854,039
Less amount representing interest	(63,746)
Total obligations under capital leases	790,293
Less current portion of obligations under capital leases	(481,628)
Long-term obligations under capital leases	$308,665

Long-term obligations under capital leases at September 30, 2011 mature as follows:

For the twelve month period ending September 30,
2012	$360,472
2013	282,629
2014	25,036

$669,137

The assets held under the capital leases are included in property and equipment as follows:

Equipment	$863,110
Less: accumulated depreciation	(214,175)

$648,935

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6 – Commitments and contingencies

Note Payable

On August 4, 2010, the Company entered into a note payable with Systems Trading, LLC in settlement of past due balances owed by Safe Data related to certain capital leases. The note bears interest at 4%, and is due in 24 equal installments of $11,927 commencing February 4, 2011 through January 04, 2013. The note payable balance as of September 30, 2011 is $174,221.

Total maturities of the long term debt are as follows:

For the twelve month period ending September 30,
2012	$138,678
2013	35,543

$174,221

Operating leases

The Company currently leases office space in Garden City, NY, New York City and Warwick, RI.

The lease for office space in Warwick, RI calls for monthly payments of $4,800 plus a portion of the operating expenses through February 2012.

The lease for office space in Garden City, NY calls for escalating monthly payments ranging from $6,056 to $6,617 plus a portion of the operating expenses through June 2014.

Minimum obligations under these lease agreements are as follows:

For the twelve month periods ending September 30,
2012	$74,856
2013	77,103
2014	79,416

$231,375

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 - Related Party Transactions

Due to related party represents rent accrued to a partnership controlled by the Chief Executive Officer of the company for the New York Data Center. The rent expense for the data center is $1,500 per month.

As of September 30, 2011 the Company owed the Chief Executive Officer $614,628. These advances bear no interest and have no stated terms of repayment.  No advances were made during the nine months ended September 30, 2011.

Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 8 - Stockholders’ Equity

During the nine months ended September 30, 2011 the company issued Four Hundred Twenty Eight Thousand Five Hundred Seventy One (428,571) shares of the Company’s common stock, $0.001 par value per share (the “Common Stock) at a price of $0.35 for an aggregate purchase price of $150,000 in accordance with Safe Data asset purchase agreement. During the nine months ended September 30, 2011 the company issue three Million Six Hundred Forty Thousand Seven Hundred Seventy-Seven (3,640,777) shares of the Company’s common stock, $0.001 par value per share (the “Common Stock) at a price of $0.412 for an aggregate purchase price of $1,500,000.

A summary of the Company's option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2011	3,670,169	$.02 - .36	$0.137
Options Granted	485,436	.41	.41
Options Exercised	(1,334,029)	(.02)	(.04)
Options Cancelled	-	-	-
Options Outstanding at September 30, 2011	2,281,576	.02 - .41	0.137

Options Exercisable at September 30, 2011	1,315,654	.02 - .41	0.24

Share-based compensation expense for options totaling $52,420 and $10,445 was recognized in our results for the nine months ended September 30, 2011and 2010, respectively is based on awards vested. The options were valued at the grant date at $523,295 and are being amortized over five (5) years.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model.. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available. The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended September 30, 2011 are set forth in the table below.

2011
Weighted average fair value of options granted	$0.41
Risk-free interest rate	2.20%
Volatility	74.98%
Expected life (years)	10
Dividend yield	0.00%

As of September 30, 2011, there was $353,235 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share based compensation plans that is expected to be recognized over a weighted average period of approximately 4.0 years.

Common Stock Warrants

There were no common stock warrants granted during the nine months ended September 30, 2011.

A summary of the Company's warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2011	3,225,865	$0.01 - 0.02	$.01
Warrants Granted	-	-	-
Warrants Exercised	-	-	-
Warrants Cancelled	-	-	-
Warrants Outstanding at September 30, 2011	3,225,865	0.01 – 0.02	.01

Warrants exercisable at September 30, 2011	3,225,865	0.01 – 0.02	.01

The valuation methodology used to determine the fair value of the warrants issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2010 is set forth in the table below.

2010
Weighted average fair value of options granted	$.01
Risk-free interest rate	3.32%
Volatility	85%
Expected life (years)	10
Dividend yield	0.00%

Convertible Debt	9 Months Ended
Sep. 30, 2011
Convertible Debt [Abstract]
Debt Disclosure [Text Block]
Note 9 – Convertible debt

On May 21, 2010 the Company entered into three security purchase agreements including $1,000,000 of convertible notes payable along with 3,014,437 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.

At their commitment date, each convertible promissory note was tested for a beneficial conversion feature by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized a beneficial conversion feature of $410,256 which was recorded as a discount to the convertible promissory notes with an offset to additional paid-in capital. Additionally, the relative fair value of the warrants of $509,800 was calculated and recorded as a further reduction to the carrying amount of the convertible debt and as an addition to paid-in capital. The Company is amortizing the debt discount over the term of the debt. Amortization of debt discount for the nine months ended September 30, 2011and 2010 was $230,013 and $0, respectively.

Gain on Contingent Consideration	9 Months Ended
Sep. 30, 2011
Business Combination, Contingent Consideration Arrangements [Abstract]
Gain On Contingent Consideration [Text Block]
Note 10 – Gain on Contingent Consideration

During the period ended September 30, 2011 the company recognized a gain on contingent consideration of $176,497.  This gain was a result of the adjustment to the purchase price which was calculated based upon customer retention criteria as described in the original purchase agreement with SafeData, LLC.